Expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Expenses By Nature Details Abstract
Personnel expense	$ 16,702	$ 17,869		$ 18,552
Marketing	8,291	5,916		5,277
Depreciation and amortization	7,062	4,045	[1]	2,707	[1]
Hosting and software licences	4,110	2,075		1,999
Professional services	1,281	1,389		1,628
Premises	1,036	1,053		1,235
Insurance and licenses	1,091	470		391
Others	3,506	2,899		2,614
Expenses by nature	$ 43,079	$ 35,716		$ 34,403

[1]	(1)The consolidated statement of cash flows for the year ended December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.